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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endeavour Capital Advisors, Inc. (1)

Address:  289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Glenn M. Hofsess

Title:  Chief Financial Officer

Phone:  203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess            Greenwich, CT                2/14/11
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46 items

Form 13F Information Table Value Total:  $495,606  (thousands)

List of Other Included Managers:   Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

ITEM 1                         ITEM 2   ITEM 3     ITEM 4    ITEM 5            ITEM 6    ITEM 7   ITEM 8
------                        -------- --------- ---------- ---------        ---------- -------- ---------
                                                   TOTAL                                          VOTING    VOTING
                              TITLE OF              FMV      TOTAL           INVESTMENT  OTHER   AUTHORITY AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP    (X $1,000)  SHARES   SH/PRN DISCRETION MANAGERS   SOLE      NONE
--------------                -------- --------- ---------- --------- ------ ---------- -------- --------- ---------
AFLAC INC                       COM    001055102    7,542     133,661   SH      SOLE      NONE     23,556    110,105
AMERICAN EXPRESS CO             COM    025816109   21,358     497,625   SH      SOLE      NONE    108,585    389,040
AMERICAN RIVER BANKSHARES       COM    029326105    3,833     638,770   SH      SOLE      NONE    638,770          0
AON CORP                        COM    037389103   14,501     315,161   SH      SOLE      NONE     93,661    221,500
BANK COMM HLDGS                 COM    06424J103    3,188     750,000   SH      SOLE      NONE    750,000          0
BANK OF AMERICA CORPORATION     COM    060505104    9,261     694,232   SH      SOLE      NONE    109,884    584,348
BROWN & BROWN INC               COM    115236101   12,742     532,237   SH      SOLE      NONE    157,928    374,309
CHARTER FINL CORP WEST PT GA    COM    16122M100    2,632     295,700   SH      SOLE      NONE    295,700          0
CBOE HLDGS INC                  COM    12503M108    8,237     360,323   SH      SOLE      NONE    121,423    238,900
CITIGROUP INC                   COM    172967101   17,362   3,670,695   SH      SOLE      NONE    943,995  2,726,700
CITIZENS SOUTH BKG CP DEL       COM    176682102    1,815     418,110   SH      SOLE      NONE    418,110          0
CME GROUP INC                   COM    12572Q105    3,185       9,900   SH      SOLE      NONE          0      9,900
COMERICA INC                    COM    200340107   18,381     435,149   SH      SOLE      NONE    112,949    322,200
COMMERCE BANCSHARES INC         COM    200525103    3,879      97,628   SH      SOLE      NONE     30,848     66,780
FIFTH THIRD BANCORP             COM    316773100   14,059     957,666   SH      SOLE      NONE    169,266    788,400
FIRST HORIZON NATL CORP         COM    320517105    3,662     310,902   SH      SOLE      NONE          0    310,902
FIRST MIDWEST BANCORP DEL       COM    320867104   15,019   1,303,729   SH      SOLE      NONE    725,529    578,200
GENWORTH FINL INC             COM CL A 37247D106   17,670   1,344,730   SH      SOLE      NONE    342,946  1,001,784
HERITAGE FINL CORP WASH         COM    42722X106    8,321     597,746   SH      SOLE      NONE    597,746          0
HERITAGE FINL GROUP INC         COM    42726X102    3,105     250,000   SH      SOLE      NONE    250,000          0
HERITAGE OAKS BANCORP           COM    42724R107    1,518     461,538   SH      SOLE      NONE    461,538          0
JPMORGAN CHASE & CO             COM    46625H100   39,913     940,891   SH      SOLE      NONE    247,134    693,757
KEYCORP NEW                     COM    493267108   16,374   1,850,180   SH      SOLE      NONE    501,480  1,348,700
M & T BK CORP                   COM    55261F104    7,180      82,477   SH      SOLE      NONE     24,677     57,800
MB FINANCIAL INC NEW            COM    55264U108   18,403   1,062,501   SH      SOLE      NONE    571,486    491,015
METLIFE INC                     COM    59156R108    9,529     214,417   SH      SOLE      NONE     59,248    155,169
MIDSOUTH BANCORP INC            COM    598039105    5,111     332,771   SH      SOLE      NONE    332,771          0

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
MORGAN STANLEY               COM NEW   617446448  11,395    418,781 SH  SOLE  NONE    125,716    293,065
NEW YORK CMNTY BANCORP INC     COM     649445103  12,793    678,692 SH  SOLE  NONE    678,692          0
OCWEN FINL CORP              COM NEW   675746309   6,413    672,234 SH  SOLE  NONE    200,298    471,936
PARTNERRE LTD                  COM     G6852T105   2,973     37,000 SH  SOLE  NONE          0     37,000
PHH CORP                     COM NEW   693320202  11,632    502,454 SH  SOLE  NONE    150,194    352,260
PNC FINL SVCS GROUP INC        COM     693475105  18,693    307,863 SH  SOLE  NONE     74,803    233,060
POPULAR INC                    COM     733174106   3,563  1,134,644 SH  SOLE  NONE  1,134,644          0
PROASSURANCE CORP              COM     74267C106     261      4,306 SH  SOLE  NONE      1,400      2,906
PRUDENTIAL FINL INC            COM     744320102   4,813     81,977 SH  SOLE  NONE     24,677     57,300
SOUTHWEST BANCORP INC OKLA     COM     844767103   7,042    567,900 SH  SOLE  NONE    567,900          0
STERLING BANCORP               COM     859158107  12,489  1,192,819 SH  SOLE  NONE  1,192,819          0
TRADESTATION GROUP INC         COM     89267P105      81     12,058 SH  SOLE  NONE     12,058          0
TRANSATLANTIC HLDGS INC        COM     893521104   7,966    154,316 SH  SOLE  NONE     46,062    108,254
UMPQUA HLDGS CORP              COM     904214103   7,794    639,902 SH  SOLE  NONE    284,213    355,689
VIEWPOINT FINL GROUP INC MD    COM     92672A101   9,898    846,700 SH  SOLE  NONE    407,800    438,900
VISA INC                     COM CL A  92826C839  11,671    165,835 SH  SOLE  NONE     49,635    116,200
WASHINGTON FED INC             COM     938824109  38,012  2,246,552 SH  SOLE  NONE  1,045,282  1,201,270
WELLS FARGO & CO NEW           COM     949746101  31,080  1,002,896 SH  SOLE  NONE    271,099    731,797
XL GROUP PLC                   SHS     G98290102   9,260    424,373 SH  SOLE  NONE    127,873    296,500
                                                 495,606 29,650,041                14,484,395 15,165,646